Segment and geographic information - Business segments' results (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Non-interest revenue		¥ 1,546,779	¥ 1,402,307	¥ 1,304,154
Net interest revenue		25,562	(36,459)	54,113
Net revenue		1,572,341	1,365,848	1,358,267
Non-interest expenses		1,288,150	1,186,103	1,137,267
Income before income taxes		284,191	179,745	221,000
Retail [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		395,900	297,496	324,642
Net interest revenue		6,461	2,695	3,343
Net revenue		402,361	300,191	327,985
Non-interest expenses		279,682	266,695	268,745
Income before income taxes		122,679	33,496	59,240
Investment Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		149,575	120,096	129,848
Net interest revenue		4,568	8,463	18,145
Net revenue		154,143	128,559	147,993
Non-interest expenses		93,945	85,064	76,478
Income before income taxes		60,198	43,495	71,515
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	[1],[2],[3]	875,664	809,681	617,227
Net interest revenue	[1],[2],[3]	(9,517)	(37,301)	85,828
Net revenue	[1],[2],[3]	866,147	772,380	703,055
Non-interest expenses	[1],[2],[3]	812,236	743,011	628,563
Income before income taxes	[1],[2],[3]	53,911	29,369	74,492
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		125,640	175,034	232,437
Net interest revenue		24,050	(10,316)	(53,203)
Net revenue		149,690	164,718	179,234
Non-interest expenses		102,287	91,333	163,481
Income before income taxes		¥ 47,403	¥ 73,385	¥ 15,753

[1]	Non-interest revenue and Non-interest expense for the year ended March 31, 2022 include gains of ¥14,696 million, as the recoverable amount for a part of the claim related to the loss arising from the U.S. Prime Brokerage Event was reasonably estimated. The gains are reported within Net gain on trading in the amount of ¥12,161 million and in Non-interest expenses—Other in the amount of ¥(2,535) million in the consolidated statements of income.
[2]	Non-interest revenue and Non-interest expense for the year ended March 31, 2022 include losses of ¥65,362 million arising from the U.S. Prime Brokerage Event. The losses are reported within Net gain on trading in the amount of ¥(56,073) million and in Non-interest expenses—Other in the amount of ¥9,289 million in the consolidated statements of income.
[3]	Non-interest revenue and Non-interest expense for the year ended March 31, 2023 include gains of ¥12,025 million, as the recoverable amount for a part of the claim related to the loss arising from the U.S. Prime Brokerage Event was reasonably estimated and collected. The gains are reported within Net gain on trading in the amount of ¥9,954 million and in Non-interest expenses—Other in the amount of ¥(2,071) million in the consolidated statements of income.